Income Taxes (As Restated) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Capitalized R&D Costs	$ 9,353	$ 5,743
Tax reserve accrued	0	$ 0	$ 0
Domestic Tax Authority [Member]
Income Taxes
Net operating loss (NOL) carryforwards	308,800
Operating loss carryforwards, not subject to expiry				$ 200,300
Domestic Tax Authority [Member] | Through Tax Year 2037
Income Taxes
Operating loss carryforwards, subject to expiry					$ 108,500
Domestic Tax Authority [Member] | Through Tax Year 2043
Income Taxes
Operating loss carryforwards, subject to expiry	6,700
State and Local Jurisdiction [Member]
Income Taxes
Net operating loss (NOL) carryforwards	214,300
Operating loss carryforwards, not subject to expiry	10,500
State and Local Jurisdiction [Member] | Through Tax Year 2038
Income Taxes
Operating loss carryforwards, subject to expiry	2,500
State and Local Jurisdiction [Member] | Through Tax Year 2042
Income Taxes
Operating loss carryforwards, subject to expiry	$ 203,800